Vessels, Net (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Balance	$ 1,375,931
Additions	149,836
Disposals	(84,132)
Impairment loss	0	$ (11,690)	$ 0
Balance	1,441,635	1,375,931
Cost
Property, Plant and Equipment [Line Items]
Balance	1,487,606	1,478,886
Additions	207,000	437,498
Disposals	(104,274)	(406,054)
Impairment loss		(22,724)
Balance	1,590,332	1,487,606	1,478,886
Accumulated Depreciation
Property, Plant and Equipment [Line Items]
Balance	(111,675)	(125,755)
Additions	(57,164)	(63,660)
Disposals	20,142	65,734
Impairment loss		12,006
Balance	(148,697)	(111,675)	(125,755)
Net Book Value
Property, Plant and Equipment [Line Items]
Balance	1,375,931	1,353,131
Additions	149,836	373,838
Disposals	(84,132)	(340,320)
Impairment loss		(10,718)
Balance	$ 1,441,635	$ 1,375,931	$ 1,353,131